ACCRUED CONSULTING FEES	12 Months Ended
May 31, 2025
Payables and Accruals [Abstract]
ACCRUED CONSULTING FEES

NOTE 5 – ACCRUED CONSULTING FEES

Accrued consulting fees consisted of the following:

	May 31, 2025	May 31, 2024
Due to Company Chief Executive Officer pursuant to Consulting Agreement dated March 1, 2017 – monthly compensation of $20,000	$–	$728,817
Due to wife of Company Chief Executive Officer pursuant to consulting agreement effective August 16, 2018 – monthly compensation of $15,000	–	305,200
Due to mother of Company Chief Executive Officer pursuant to Consulting Agreement dated September 1, 2015 (which was terminated November 30, 2019) – monthly compensation of $5,000 to November 30, 2019	131,350	131,350
Due to service provider pursuant to Consulting Agreement dated September 1, 2015 (which was terminated February 28, 2019) – monthly compensation of $5,000 to February 28, 2019	144,700	144,700
Due to service provider pursuant to Consulting Agreement dated September 1, 2015 (which was terminated November 30, 2019) – monthly compensation of $1,000 to November 30, 2019	48,000	48,000
Due to two other service providers	27,650	27,850
Total	$351,700	$1,385,917

The accrued consulting fees balance changed as follows:

	Year Ended
	May 31, 2025	May 31, 2024
Balance, beginning of period	$1,385,917	$1,145,917
Compensation expense accrued pursuant to consulting agreements	120,000	240,000
Accrued consulting fees forgiven	(1,154,017)	–
Payments to consultants	(200)	–
Balance, end of period	$351,700	$1,385,917

See Note 10 (Commitments and Contingencies)